Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	$ 232,471
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	232,471
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	150,368
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	150,368
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	1,192,639
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	1,192,639
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	114,835
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	114,835
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	568,995
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	568,995
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	867,826
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	$ 867,826